American Century Investments®
Quarterly Portfolio Holdings
NT High Income Fund
June 30, 2021

NT High Income - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.0%
Aerospace and Defense — 1.9%
Bombardier, Inc., 6.00%, 10/15/22(1)	1,287,000	1,291,240
Bombardier, Inc., 7.50%, 12/1/24(1)	1,450,000	1,517,070
Bombardier, Inc., 7.50%, 3/15/25(1)	676,000	696,702
Bombardier, Inc., 7.875%, 4/15/27(1)	1,100,000	1,142,636
BWX Technologies, Inc., 4.125%, 4/15/29(1)	525,000	535,521
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	600,000	620,250
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,925,000	2,129,493
Howmet Aerospace, Inc., 5.90%, 2/1/27	125,000	146,349
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,975,000	2,392,574
Rolls-Royce plc, 5.75%, 10/15/27(1)	600,000	661,668
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	400,000	426,220
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	875,000	936,587
Spirit AeroSystems, Inc., 4.60%, 6/15/28	600,000	589,515
TransDigm, Inc., 7.50%, 3/15/27	675,000	718,942
TransDigm, Inc., 5.50%, 11/15/27	6,000,000	6,262,500
TransDigm, Inc., 4.625%, 1/15/29(1)	1,275,000	1,279,195
TransDigm, Inc., 4.875%, 5/1/29(1)	1,425,000	1,440,319
Triumph Group, Inc., 8.875%, 6/1/24(1)	315,000	350,833
Triumph Group, Inc., 6.25%, 9/15/24(1)	275,000	280,159
Triumph Group, Inc., 7.75%, 8/15/25	375,000	386,250
		23,804,023
Air Freight and Logistics — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	850,000	869,584
Western Global Airlines LLC, 10.375%, 8/15/25(1)	875,000	1,003,520
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,100,000	1,111,820
XPO Logistics, Inc., 6.75%, 8/15/24(1)	475,000	494,000
		3,478,924
Airlines — 1.1%
American Airlines Group, Inc., 5.00%, 6/1/22(1)	750,000	751,890
American Airlines, Inc., 11.75%, 7/15/25(1)	2,475,000	3,109,219
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	650,000	689,000
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	1,100,000	1,190,750
Delta Air Lines, Inc., 3.625%, 3/15/22	450,000	456,420
Delta Air Lines, Inc., 3.80%, 4/19/23	550,000	571,108
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	600,000	700,604
Delta Air Lines, Inc., 7.375%, 1/15/26	400,000	469,650
Delta Air Lines, Inc., 3.75%, 10/28/29	25,000	24,989
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	600,000	645,056
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	100,000	111,257
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	1,025,000	1,101,731
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	275,000	303,119
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	435,000	492,855
United Airlines Holdings, Inc., 4.25%, 10/1/22	250,000	256,250
United Airlines Holdings, Inc., 5.00%, 2/1/24	1,370,000	1,426,602
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	404,451	449,617
United Airlines, Inc., 4.375%, 4/15/26(1)	675,000	699,590
United Airlines, Inc., 4.625%, 4/15/29(1)	1,000,000	1,036,250
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	275,000	25,781
		14,511,738

Auto Components — 1.6%
Adient US LLC, 9.00%, 4/15/25(1)	1,200,000	1,324,776
Clarios Global LP, 6.75%, 5/15/25(1)	360,000	384,296
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	2,275,000	2,483,049
Dana, Inc., 4.25%, 9/1/30	400,000	412,000
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	800,000	865,092
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	3,150,000	3,524,850
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	650,000	668,303
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	900,000	943,425
Goodyear Tire & Rubber Co. (The), 5.25%, 7/15/31(1)	1,400,000	1,464,750
Patrick Industries, Inc., 7.50%, 10/15/27(1)	800,000	867,988
Patrick Industries, Inc., 4.75%, 5/1/29(1)	975,000	971,578
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	850,000	882,810
Tenneco, Inc., 5.375%, 12/15/24	176,000	176,729
Tenneco, Inc., 5.00%, 7/15/26	1,725,000	1,718,014
Tenneco, Inc., 7.875%, 1/15/29(1)	1,675,000	1,896,376
Tenneco, Inc., 5.125%, 4/15/29(1)	975,000	1,003,221
Wheel Pros, Inc., 6.50%, 5/15/29(1)	825,000	835,944
		20,423,201
Automobiles — 2.5%
Ford Motor Co., 8.50%, 4/21/23	2,900,000	3,239,880
Ford Motor Co., 9.00%, 4/22/25	3,775,000	4,658,897
Ford Motor Co., 4.75%, 1/15/43	150,000	159,563
Ford Motor Co., 5.29%, 12/8/46	225,000	251,583
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	595,000	598,778
Ford Motor Credit Co. LLC, 3.22%, 1/9/22	200,000	202,390
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	1,050,000	1,089,375
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	634,350
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	600,000	622,759
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,000,000	1,085,540
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,475,000	1,626,187
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	800,000	855,992
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,038,200
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	654,210
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	429,116
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	600,000	625,726
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	3,600,000	4,035,024
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	600,000	629,250
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,175,000	1,199,240
Ford Motor Credit Co. LLC, VRN, 1.42%, 3/28/22	450,000	448,979
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,400,000	1,540,882
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	1,000,000	1,055,615
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	400,210
Tesla, Inc., 5.30%, 8/15/25(1)	3,259,000	3,372,707
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,225,000	1,322,633
		31,777,086
Banks — 0.1%
CIT Group, Inc., 5.00%, 8/15/22	231,000	241,693
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	600,000	654,875
		896,568
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	1,025,000	1,026,281
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	975,000	978,769
		2,005,050

Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	275,000	286,443
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,150,000	1,144,974
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,924,000	2,066,434
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	500,000	526,430
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	700,000	752,178
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	1,100,000	1,143,010
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,518,572
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	600,000	642,057
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	450,000	459,565
Masonite International Corp., 5.75%, 9/15/26(1)	400,000	415,276
Masonite International Corp., 5.375%, 2/1/28(1)	150,000	159,445
PGT Innovations, Inc., 6.75%, 8/1/26(1)	850,000	899,606
Standard Industries, Inc., 5.00%, 2/15/27(1)	325,000	336,984
Victors Merger Corp., 6.375%, 5/15/29(1)	800,000	807,004
		11,157,978
Capital Markets — 1.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,500,000	1,585,973
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	975,000	1,015,219
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,705,000	2,830,255
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,425,000	1,470,386
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,725,000	2,895,857
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	700,000	724,829
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,950,000	2,016,105
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29(1)	825,000	823,577
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,300,000	1,334,125
MSCI, Inc., 4.00%, 11/15/29(1)	375,000	396,724
MSCI, Inc., 3.625%, 11/1/31(1)	900,000	924,318
NFP Corp., 4.875%, 8/15/28(1)	225,000	228,944
NFP Corp., 6.875%, 8/15/28(1)	1,875,000	1,979,494
		18,225,806
Chemicals — 2.5%
Avient Corp., 5.75%, 5/15/25(1)	800,000	846,552
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	772,136
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	700,000	660,688
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	450,000	461,813
FXI Holdings, Inc., 7.875%, 11/1/24(1)	2,075,000	2,148,953
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,965,000	2,268,681
Herens Holdco Sarl, 4.75%, 5/15/28(1)	800,000	797,000
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	300,000	335,106
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	185,000	186,126
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,000,000	1,084,020
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)(4)	875,000	894,031
Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(1)	425,000	434,796
Methanex Corp., 5.125%, 10/15/27	400,000	432,556
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	575,000	599,952
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	107,130
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,350,000	1,456,717
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	575,000	581,518
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	475,000	489,167
OCI NV, 5.25%, 11/1/24(1)	720,000	743,803
OCI NV, 4.625%, 10/15/25(1)	340,000	355,672
Olin Corp., 5.625%, 8/1/29	3,150,000	3,467,441
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	800,000	802,616
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,150,000	1,152,806

SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	925,000	928,469
Scotts Miracle-Gro Co. (The), 4.00%, 4/1/31(1)	1,600,000	1,597,008
SPCM SA, 4.875%, 9/15/25(1)	700,000	721,473
TPC Group, Inc., 10.50%, 8/1/24(1)	1,150,000	1,083,300
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,500,000	1,540,245
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	1,750,000	1,791,886
Tronox, Inc., 4.625%, 3/15/29(1)	1,375,000	1,390,455
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	950,000	1,008,473
		31,140,589
Commercial Services and Supplies — 2.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,225,000	2,361,793
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,150,000	2,370,375
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	300,000	301,458
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,400,000	1,404,540
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	600,000	609,066
Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	400,000	406,500
Brink's Co. (The), 5.50%, 7/15/25(1)	375,000	399,458
Covanta Holding Corp., 5.00%, 9/1/30	650,000	684,274
Deluxe Corp., 8.00%, 6/1/29(1)	450,000	489,454
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	604,209
Garda World Security Corp., 6.00%, 6/1/29(1)	2,275,000	2,260,906
GFL Environmental, Inc., 4.00%, 8/1/28(1)	1,200,000	1,187,190
IAA, Inc., 5.50%, 6/15/27(1)	625,000	657,325
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26(1)	559,000	583,456
Madison IAQ LLC, 4.125%, 6/30/28(1)	450,000	455,063
Madison IAQ LLC, 5.875%, 6/30/29(1)	925,000	942,344
Matthews International Corp., 5.25%, 12/1/25(1)	550,000	567,553
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	1,250,000	1,232,719
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	2,700,000	2,639,385
Modulaire Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	833,988
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	1,625,000	1,718,283
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	375,000	409,115
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	350,000	375,473
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	900,000	874,125
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	350,000	372,757
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	575,000	601,076
		25,341,885
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,542,000	1,576,695
CommScope Technologies LLC, 5.00%, 3/15/27(1)	735,000	753,375
CommScope, Inc., 5.50%, 3/1/24(1)	775,000	799,606
CommScope, Inc., 6.00%, 3/1/26(1)	1,225,000	1,294,763
CommScope, Inc., 8.25%, 3/1/27(1)	575,000	615,279
CommScope, Inc., 7.125%, 7/1/28(1)	725,000	786,705
Nokia of America Corp., 6.45%, 3/15/29	2,006,000	2,251,735
		8,078,158
Construction and Engineering — 0.5%
Arcosa, Inc., 4.375%, 4/15/29(1)	325,000	331,338
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,525,000	1,555,012
HC2 Holdings, Inc., 8.50%, 2/1/26(1)	400,000	399,162
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	950,000	978,752
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	1,125,000	1,264,781
PowerTeam Services LLC, 9.03%, 12/4/25(1)	400,000	440,500
VM Consolidated, Inc., 5.50%, 4/15/29(1)	300,000	306,318
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,150,000	1,194,229
		6,470,092

Construction Materials — 0.7%
Cemex SAB de CV, 7.375%, 6/5/27(1)	800,000	904,080
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,800,000	1,984,707
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	661,536
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,400,000	1,424,850
Cemex SAB de CV, VRN, 5.125%(1)(5)	600,000	620,070
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	1,725,000	1,830,699
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	550,000	584,183
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	775,000	824,476
US Concrete, Inc., 5.125%, 3/1/29(1)	575,000	629,956
		9,464,557
Consumer Finance — 2.0%
Acuris Finance Us, Inc. / Acuris Finance SARL, 5.00%, 5/1/28(1)	550,000	549,981
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	975,000	1,144,305
Ally Financial, Inc., 3.875%, 5/21/24	575,000	619,860
Ally Financial, Inc., 8.00%, 11/1/31	1,075,000	1,546,150
FirstCash, Inc., 4.625%, 9/1/28(1)	875,000	915,998
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(6)	3,588,975	3,611,496
Navient Corp., 5.50%, 1/25/23	280,000	295,670
Navient Corp., 7.25%, 9/25/23	1,400,000	1,549,107
Navient Corp., 5.875%, 10/25/24	2,280,000	2,465,410
Navient Corp., 6.75%, 6/25/25	2,450,000	2,715,727
Navient Corp., 6.75%, 6/15/26	900,000	1,006,425
Navient Corp., 5.00%, 3/15/27	200,000	207,350
Navient Corp., MTN, 6.125%, 3/25/24	560,000	606,133
OneMain Finance Corp., 6.125%, 5/15/22	100,000	104,150
OneMain Finance Corp., 6.875%, 3/15/25	592,000	668,871
OneMain Finance Corp., 8.875%, 6/1/25	575,000	639,204
OneMain Finance Corp., 7.125%, 3/15/26	2,325,000	2,710,857
OneMain Finance Corp., 6.625%, 1/15/28	1,315,000	1,512,026
OneMain Finance Corp., 5.375%, 11/15/29	350,000	381,409
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	675,000	665,719
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	950,000	1,036,877
		24,952,725
Containers and Packaging — 1.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	2,800,000	2,945,824
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,525,000	1,557,528
Berry Global, Inc., 4.875%, 7/15/26(1)	800,000	847,528
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	575,000	614,275
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	625,000	657,812
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	662,204
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	750,000	782,621
Greif, Inc., 6.50%, 3/1/27(1)	944,000	998,846
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(4)	500,000	514,888
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	925,000	964,456
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	415,000	419,669
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,825,000	3,756,150
OI European Group BV, 4.00%, 3/15/23(1)	408,000	421,568
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	720,000	777,326
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	25,000	27,797
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	275,000	299,613
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	350,000	359,074
Sealed Air Corp., 4.00%, 12/1/27(1)	275,000	293,440
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	700,000	734,524
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	325,000	334,445

Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,000,000	1,051,950
		19,021,538
Distributors — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	1,500,000	1,538,107
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	900,000	924,705
Performance Food Group, Inc., 5.50%, 6/1/24(1)	525,000	527,208
Performance Food Group, Inc., 5.50%, 10/15/27(1)	475,000	499,854
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	1,225,000	1,291,775
		4,781,649
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,175,000	2,213,171
Carriage Services, Inc., 4.25%, 5/15/29(1)	675,000	674,872
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	550,000	570,212
Graham Holdings Co., 5.75%, 6/1/26(1)	1,075,000	1,121,284
Service Corp. International, 4.00%, 5/15/31	1,000,000	1,021,990
Sotheby's, 7.375%, 10/15/27(1)	600,000	648,726
WW International, Inc., 4.50%, 4/15/29(1)	500,000	504,428
		6,754,683
Diversified Financial Services — 0.8%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	630,996
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	1,025,000	1,072,130
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	800,000	840,000
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	800,000	838,232
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	603,066
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	2,175,000	2,188,561
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	1,000,000	1,011,015
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	900,000	1,072,561
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	450,000	489,947
Verscend Escrow Corp., 9.75%, 8/15/26(1)	775,000	817,648
		9,564,156
Diversified Telecommunication Services — 3.5%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,000,000	2,225,030
Altice France Holding SA, 6.00%, 2/15/28(1)	2,425,000	2,418,161
Altice France SA, 8.125%, 2/1/27(1)	1,925,000	2,099,694
Altice France SA, 5.50%, 1/15/28(1)	800,000	831,160
Altice France SA, 5.125%, 1/15/29(1)	675,000	679,732
Altice France SA, 5.125%, 7/15/29(1)	2,575,000	2,590,836
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	396,668
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	408,200
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,600,000	1,694,016
Consolidated Communications, Inc., 5.00%, 10/1/28(1)	475,000	482,481
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	550,000	592,765
Embarq Corp., 8.00%, 6/1/36	2,740,000	3,109,626
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	300,000	321,750
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	625,000	646,925
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	975,000	1,038,638
Frontier Communications Holdings LLC, 5.875%, 11/1/29	369,042	376,275
Hughes Satellite Systems Corp., 6.625%, 8/1/26	425,000	477,898
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,450,000	860,684
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	75,000	43,808
Intelsat Luxembourg SA, 7.75%, 6/1/21(2)(7)	75,000	2,850
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	600,000	20,619
Level 3 Financing, Inc., 5.375%, 5/1/25	600,000	613,500
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,700,000	1,727,353
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	625,000	608,594

Lumen Technologies, Inc., 6.75%, 12/1/23	1,450,000	1,609,834
Lumen Technologies, Inc., 7.50%, 4/1/24	775,000	870,906
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	950,000	989,116
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,975,000	1,929,970
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	900,000	914,625
Sprint Capital Corp., 8.75%, 3/15/32	3,325,000	5,058,156
Switch Ltd., 3.75%, 9/15/28(1)	575,000	583,338
Switch Ltd., 4.125%, 6/15/29(1)	225,000	231,188
Telecom Italia Capital SA, 6.375%, 11/15/33	425,000	508,398
Telecom Italia Capital SA, 6.00%, 9/30/34	1,985,000	2,292,675
Telecom Italia Capital SA, 7.20%, 7/18/36	225,000	290,531
Telecom Italia SpA, 5.30%, 5/30/24(1)	175,000	191,988
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	1,125,000	1,130,625
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	775,000	749,231
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	875,000	834,579
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	650,000	670,313
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,125,000	1,118,666
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	75,000	76,698
		44,318,100
Electric Utilities — 1.2%
Drax Finco plc, 6.625%, 11/1/25(1)	1,150,000	1,191,107
FirstEnergy Corp., 5.35%, 7/15/47	1,985,000	2,385,480
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)(8)	450,000	456,750
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	50,000	52,813
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,425,000	1,509,973
NRG Energy, Inc., 7.25%, 5/15/26	2,045,000	2,125,205
NRG Energy, Inc., 6.625%, 1/15/27	125,000	129,559
NRG Energy, Inc., 3.375%, 2/15/29(1)	250,000	245,502
NRG Energy, Inc., 3.625%, 2/15/31(1)	525,000	516,574
PG&E Corp., 5.00%, 7/1/28	600,000	607,461
Talen Energy Supply LLC, 6.50%, 6/1/25	75,000	50,500
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	1,300,000	941,687
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	225,000	210,234
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	475,000	435,717
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	280,000	289,563
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,725,000	1,773,093
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,825,000	1,836,406
		14,757,624
Electrical Equipment — 0.2%
Atkore, Inc., 4.25%, 6/1/31(1)	675,000	684,507
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	1,250,000	1,352,438
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	675,000	752,750
		2,789,695
Electronic Equipment, Instruments and Components — 0.7%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	600,000	648,285
Imola Merger Corp., 4.75%, 5/15/29(1)	4,925,000	5,072,750
Sensata Technologies BV, 4.00%, 4/15/29(1)	1,525,000	1,549,908
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	425,000	420,784
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,100,000	1,108,041
		8,799,768
Energy Equipment and Services — 1.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	525,000	558,973
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,550,000	1,621,160
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	200,000	39,000
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,850,000	1,889,655

ChampionX Corp., 6.375%, 5/1/26	741,000	779,106
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,525,000	1,447,004
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,600,000	1,421,560
Nabors Industries Ltd., 7.25%, 1/15/26(1)	625,000	613,759
Nabors Industries Ltd., 7.50%, 1/15/28(1)	925,000	889,850
Nabors Industries, Inc., 5.75%, 2/1/25	1,325,000	1,221,650
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	975,000	498,469
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)(4)	14,821	16,398
Precision Drilling Corp., 7.125%, 1/15/26(1)	650,000	670,823
Precision Drilling Corp., 6.875%, 1/15/29(1)	975,000	1,005,469
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	800,000	828,968
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	1,350,000	1,076,686
TechnipFMC plc, 6.50%, 2/1/26(1)	1,825,000	1,971,050
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	1,232,500	1,201,071
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	500,000	503,225
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	505,435	496,069
Transocean, Inc., 11.50%, 1/30/27(1)	1,115,000	1,193,050
Transocean, Inc., 8.00%, 2/1/27(1)	1,425,000	1,201,674
Transocean, Inc., 9.35%, 12/15/41	250,000	186,385
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,350,000	1,417,405
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	550,000	588,654
Weatherford International Ltd., 11.00%, 12/1/24(1)	1,300,000	1,353,651
		24,690,764
Entertainment — 1.0%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	850,000	906,266
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	164,000	178,555
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(6)	4,093,642	4,195,983
Cinemark USA, Inc., 5.875%, 3/15/26(1)	925,000	970,903
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,625,000	1,667,656
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	1,025,000	1,069,465
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	325,000	326,904
Netflix, Inc., 5.875%, 11/15/28	425,000	522,204
Netflix, Inc., 6.375%, 5/15/29	1,225,000	1,566,316
Netflix, Inc., 5.375%, 11/15/29(1)	450,000	547,176
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,325,000	1,326,736
		13,278,164
Equity Real Estate Investment Trusts (REITs) — 2.3%
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	1,150,000	1,175,921
Diversified Healthcare Trust, 9.75%, 6/15/25	1,075,000	1,191,976
Diversified Healthcare Trust, 4.375%, 3/1/31	1,625,000	1,559,187
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	650,000	662,902
FelCor Lodging LP, 6.00%, 6/1/25	1,430,000	1,466,851
GEO Group, Inc. (The), 6.00%, 4/15/26	75,000	60,844
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	525,000	529,594
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	275,000	269,407
Iron Mountain, Inc., 5.00%, 7/15/28(1)	300,000	312,345
Iron Mountain, Inc., 4.875%, 9/15/29(1)	400,000	413,440
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,525,000	1,616,370
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,275,000	1,292,531
Iron Mountain, Inc., 5.625%, 7/15/32(1)	75,000	80,555
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	550,000	588,704
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	1,375,000	1,494,824
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	125,000	133,497
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	900,000	932,130
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	650,000	652,217

RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	900,000	910,125
Service Properties Trust, 5.00%, 8/15/22	1,000,000	1,012,500
Service Properties Trust, 4.35%, 10/1/24	2,050,000	2,067,035
Service Properties Trust, 7.50%, 9/15/25	475,000	538,206
Service Properties Trust, 5.25%, 2/15/26	675,000	682,432
Service Properties Trust, 4.75%, 10/1/26	250,000	247,375
Service Properties Trust, 4.95%, 2/15/27	1,025,000	1,023,099
Service Properties Trust, 5.50%, 12/15/27	625,000	668,025
Service Properties Trust, 3.95%, 1/15/28	150,000	141,824
Service Properties Trust, 4.95%, 10/1/29	600,000	592,950
Service Properties Trust, 4.375%, 2/15/30	200,000	190,790
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,845,000	1,909,575
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	350,000	375,771
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	950,000	950,484
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,500,000	1,505,842
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	350,000	364,515
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	375,000	382,663
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	300,000	308,898
XHR LP, 6.375%, 8/15/25(1)	775,000	827,064
XHR LP, 4.875%, 6/1/29(1)	550,000	568,563
		29,701,031
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	700,000	720,660
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	4,000	4,103
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	1,025,000	1,073,380
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	475,000	470,250
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,075,000	1,075,000
Rite Aid Corp., 7.50%, 7/1/25(1)	640,000	648,826
Rite Aid Corp., 8.00%, 11/15/26(1)	988,000	1,004,060
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,550,000	1,629,747
United Natural Foods, Inc., 6.75%, 10/15/28(1)	350,000	377,367
		7,003,393
Food Products — 1.6%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	725,000	721,219
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,325,000	1,363,094
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	425,000	447,508
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,275,000	1,388,156
JBS USA Food Co., 7.00%, 1/15/26(1)	600,000	637,653
JBS USA Food Co., 5.75%, 1/15/28(1)	600,000	642,732
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,525,000	1,707,542
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.75%, 12/1/31(1)	300,000	307,350
Kraft Heinz Foods Co., 5.00%, 7/15/35	1,200,000	1,475,619
Kraft Heinz Foods Co., 6.875%, 1/26/39	500,000	720,045
Kraft Heinz Foods Co., 5.00%, 6/4/42	625,000	764,622
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,750,000	2,176,591
Kraft Heinz Foods Co., 4.875%, 10/1/49	1,600,000	1,946,539
Post Holdings, Inc., 5.75%, 3/1/27(1)	2,000,000	2,095,000
Post Holdings, Inc., 4.50%, 9/15/31(1)	625,000	624,750
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	1,525,000	1,540,204
US Foods, Inc., 6.25%, 4/15/25(1)	350,000	371,437
US Foods, Inc., 4.75%, 2/15/29(1)	1,525,000	1,557,475
		20,487,536
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,195,000	1,336,135

Health Care Equipment and Supplies — 0.1%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	435,000	468,849
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	615,000	672,964
		1,141,813
Health Care Providers and Services — 3.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	725,000	775,420
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	600,000	627,426
AHP Health Partners, Inc., 5.75%, 7/15/29(1)(8)	550,000	558,250
Air Methods Corp., 8.00%, 5/15/25(1)	1,625,000	1,537,656
Centene Corp., 4.25%, 12/15/27	1,700,000	1,793,500
Centene Corp., 3.00%, 10/15/30	1,900,000	1,954,207
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,725,000	1,826,326
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,225,000	1,321,487
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,000,000	1,068,815
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,692,000	1,884,643
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	817,000	809,300
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,325,000	1,419,506
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	1,625,000	1,705,251
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	1,125,000	1,143,281
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,800,000	1,809,000
DaVita, Inc., 4.625%, 6/1/30(1)	4,375,000	4,503,931
DaVita, Inc., 3.75%, 2/15/31(1)	750,000	720,938
Encompass Health Corp., 4.75%, 2/1/30	825,000	877,709
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,225,000	860,709
HCA, Inc., 7.69%, 6/15/25	770,000	938,437
HCA, Inc., 5.375%, 9/1/26	25,000	28,800
HCA, Inc., 3.50%, 9/1/30	975,000	1,039,345
Indigo Merger Sub, Inc., 2.875%, 7/15/26(1)(8)	600,000	610,236
IQVIA, Inc., 5.00%, 5/15/27(1)	575,000	604,015
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	675,000	721,049
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	50,000	50,675
LifePoint Health, Inc., 5.375%, 1/15/29(1)	775,000	756,722
ModivCare, Inc., 5.875%, 11/15/25(1)	400,000	429,034
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	675,000	703,765
Owens & Minor, Inc., 4.50%, 3/31/29(1)	950,000	977,365
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	1,075,000	1,165,182
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	625,000	654,381
Select Medical Corp., 6.25%, 8/15/26(1)	900,000	960,579
Tenet Healthcare Corp., 6.75%, 6/15/23	650,000	710,125
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	575,000	591,307
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	600,000	623,070
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	200,000	209,000
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	4,825,000	5,155,464
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,400,000	1,419,250
Tenet Healthcare Corp., 6.875%, 11/15/31	500,000	570,090
US Acute Care Solutions LLC, 6.375%, 3/1/26(1)	250,000	259,195
		46,374,441
Hotels, Restaurants and Leisure — 10.4%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	232,000	234,697
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	75,000	76,136
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	3,300,000	3,196,875
Affinity Gaming, 6.875%, 12/15/27(1)	1,025,000	1,091,466
Aramark Services, Inc., 5.00%, 4/1/25(1)	320,000	328,816
Aramark Services, Inc., 6.375%, 5/1/25(1)	475,000	505,281
Bally's Corp., 6.75%, 6/1/27(1)	450,000	480,114

Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	325,000	334,344
Boyd Gaming Corp., 8.625%, 6/1/25(1)	100,000	110,362
Boyd Gaming Corp., 4.75%, 6/15/31(1)	625,000	649,219
Boyne USA, Inc., 4.75%, 5/15/29(1)	700,000	724,231
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,650,000	2,950,642
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	125,000	131,875
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	3,100,000	3,142,625
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	1,006,333	505,204
Carnival Corp., 10.50%, 2/1/26(1)	1,500,000	1,748,317
Carnival Corp., 7.625%, 3/1/26(1)	1,850,000	2,011,875
Carnival Corp., 5.75%, 3/1/27(1)	10,925,000	11,457,594
Carnival Corp., 9.875%, 8/1/27(1)	2,225,000	2,600,502
Carnival Corp., 6.65%, 1/15/28	775,000	840,391
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	700,000	692,125
CEC Entertainment LLC, 6.75%, 5/1/26(1)	425,000	436,688
Cedar Fair LP, 5.25%, 7/15/29	750,000	774,143
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	450,000	456,793
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	550,000	574,750
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28(1)	1,150,000	1,240,672
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,025,000	1,070,481
Churchill Downs, Inc., 4.75%, 1/15/28(1)	575,000	595,760
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	925,000	968,290
Everi Holdings, Inc., 5.00%, 7/15/29(1)(8)	475,000	486,875
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,050,000	1,148,275
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,555,000	1,562,596
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	2,575,000	2,745,632
Golden Nugget, Inc., 6.75%, 10/15/24(1)	3,050,000	3,084,983
Golden Nugget, Inc., 8.75%, 10/1/25(1)	2,100,000	2,223,795
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	575,000	606,924
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	575,000	623,680
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	400,000	404,528
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	1,525,000	1,507,981
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	2,100,000	2,149,875
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	1,475,000	1,472,979
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/23(4)	413,649	402,274
International Game Technology plc, 4.125%, 4/15/26(1)	850,000	886,125
IRB Holding Corp., 7.00%, 6/15/25(1)	700,000	757,414
IRB Holding Corp., 6.75%, 2/15/26(1)	800,000	829,600
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	875,000	916,834
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	1,175,000	1,230,812
Life Time, Inc., 5.75%, 1/15/26(1)	1,725,000	1,789,834
Life Time, Inc., 8.00%, 4/15/26(1)	6,100,000	6,521,632
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	250,000	266,618
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	550,000	558,250
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	1,000,000	1,038,625
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	600,000	627,834
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	1,600,000	1,679,048
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	617,763
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	275,000	280,838
MGM Resorts International, 7.75%, 3/15/22	1,305,000	1,365,617
MGM Resorts International, 6.00%, 3/15/23	3,035,000	3,252,534
MGM Resorts International, 6.75%, 5/1/25	550,000	589,856
MGM Resorts International, 5.50%, 4/15/27	158,000	173,871
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	950,000	952,375
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,300,000	2,417,714

Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	2,125,000	2,223,069
Motion Bondco DAC, 6.625%, 11/15/27(1)	625,000	635,288
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	750,000	773,228
NCL Corp. Ltd., 12.25%, 5/15/24(1)	825,000	997,413
NCL Corp. Ltd., 3.625%, 12/15/24(1)	400,000	386,810
NCL Corp. Ltd., 10.25%, 2/1/26(1)	800,000	931,980
NCL Corp. Ltd., 5.875%, 3/15/26(1)	3,400,000	3,569,031
NCL Finance Ltd., 6.125%, 3/15/28(1)	875,000	919,546
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	400,000	430,106
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(8)	550,000	550,688
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,050,000	1,082,140
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	1,150,000	1,263,591
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	1,175,000	1,355,727
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	350,000	406,702
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,275,000	1,219,639
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	2,975,000	3,119,436
Scientific Games International, Inc., 8.25%, 3/15/26(1)	550,000	590,552
Scientific Games International, Inc., 7.00%, 5/15/28(1)	3,350,000	3,665,570
Scientific Games International, Inc., 7.25%, 11/15/29(1)	850,000	961,048
SeaWorld Parks & Entertainment, Inc., 9.50%, 8/1/25(1)	3,443,000	3,696,973
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	1,750,000	1,812,877
Studio City Finance Ltd., 6.00%, 7/15/25(1)	800,000	842,200
Studio City Finance Ltd., 6.50%, 1/15/28(1)	325,000	348,954
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,325,000	1,339,601
TKC Holdings, Inc., 10.50%, 5/15/29(1)	800,000	868,432
Travel + Leisure Co., 6.625%, 7/31/26(1)	1,325,000	1,505,160
Travel + Leisure Co., 4.625%, 3/1/30(1)	375,000	387,941
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,025,000	1,023,914
Viking Cruises Ltd., 13.00%, 5/15/25(1)	800,000	942,752
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,550,000	1,533,647
Viking Cruises Ltd., 7.00%, 2/15/29(1)	650,000	678,171
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	525,000	531,612
VOC Escrow Ltd., 5.00%, 2/15/28(1)	975,000	987,675
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	175,000	188,876
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,400,000	1,507,730
Wynn Macau Ltd., 5.50%, 1/15/26(1)	400,000	419,786
Wynn Macau Ltd., 5.50%, 10/1/27(1)	600,000	626,070
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,400,000	1,463,882
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	975,000	1,052,932
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	250,000	264,406
		132,209,014
Household Durables — 2.1%
Adams Homes, Inc., 7.50%, 2/15/25(1)	775,000	812,297
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	700,000	727,926
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	525,000	561,327
Beazer Homes USA, Inc., 6.75%, 3/15/25	625,000	648,163
Beazer Homes USA, Inc., 7.25%, 10/15/29	1,500,000	1,670,880
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	975,000	985,257
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	750,000	744,225
Century Communities, Inc., 5.875%, 7/15/25	925,000	957,847
Century Communities, Inc., 6.75%, 6/1/27	1,025,000	1,091,886
Empire Communities Corp., 7.00%, 12/15/25(1)	750,000	790,106
Installed Building Products, Inc., 5.75%, 2/1/28(1)	650,000	686,602
KB Home, 7.625%, 5/15/23	200,000	218,159
KB Home, 6.875%, 6/15/27	575,000	686,297

KB Home, 4.00%, 6/15/31	900,000	909,000
LGI Homes, Inc., 4.00%, 7/15/29(1)	675,000	679,219
Mattamy Group Corp., 4.625%, 3/1/30(1)	875,000	895,562
Meritage Homes Corp., 6.00%, 6/1/25	750,000	857,674
Newell Brands, Inc., 4.70%, 4/1/26	2,050,000	2,288,558
Newell Brands, Inc., 5.875%, 4/1/36	1,875,000	2,319,319
Newell Brands, Inc., 6.00%, 4/1/46	450,000	570,816
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	405,000	428,996
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	675,000	693,012
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	700,000	721,529
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,000,000	1,055,000
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	625,000	707,744
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	950,000	964,810
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,215,000	1,354,579
Tri Pointe Homes, Inc., 5.25%, 6/1/27	25,000	27,215
Tri Pointe Homes, Inc., 5.70%, 6/15/28	450,000	496,760
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	775,000	801,892
		26,352,657
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	486,804
Central Garden & Pet Co., 4.125%, 4/30/31(1)	675,000	684,484
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	300,000	304,939
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	500,000	501,815
Spectrum Brands, Inc., 5.75%, 7/15/25	62,000	63,612
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	300,000	324,405
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	575,000	566,982
		2,933,041
Independent Power and Renewable Electricity Producers — 0.8%
Atlantica Sustainable Infrastructure plc, 4.125%, 6/15/28(1)	400,000	408,020
Calpine Corp., 5.25%, 6/1/26(1)	654,000	674,578
Calpine Corp., 4.50%, 2/15/28(1)	1,250,000	1,276,562
Calpine Corp., 5.125%, 3/15/28(1)	1,475,000	1,502,900
Calpine Corp., 4.625%, 2/1/29(1)	1,250,000	1,232,431
Calpine Corp., 5.00%, 2/1/31(1)	625,000	623,125
Clearway Energy Operating LLC, 5.00%, 9/15/26	795,000	819,430
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,075,000	1,128,976
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	225,000	224,178
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,050,000	1,114,879
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	675,000	692,665
		9,697,744
Industrial Conglomerates†
Amsted Industries, Inc., 5.625%, 7/1/27(1)	350,000	370,018
Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	2,625,000	2,686,911
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	325,000	367,097
AssuredPartners, Inc., 7.00%, 8/15/25(1)	850,000	871,110
AssuredPartners, Inc., 5.625%, 1/15/29(1)	500,000	501,000
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	450,000	460,444
Genworth Holdings, Inc., 7.625%, 9/24/21	1,912,000	1,945,536
Genworth Holdings, Inc., 4.90%, 8/15/23	950,000	954,280
Genworth Holdings, Inc., 4.80%, 2/15/24	75,000	75,150
Genworth Holdings, Inc., VRN, 2.16%, 11/15/66	450,000	288,014
HUB International Ltd., 7.00%, 5/1/26(1)	2,050,000	2,131,118
		10,280,660
Interactive Media and Services†
Arches Buyer, Inc., 4.25%, 6/1/28(1)	400,000	396,070

Arches Buyer, Inc., 6.125%, 12/1/28(1)	150,000	154,805
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	75,000	72,668
		623,543
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,425,000	1,498,302
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	550,000	547,525
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	450,000	474,577
QVC, Inc., 4.75%, 2/15/27	650,000	690,163
		3,210,567
IT Services — 1.1%
Ahead DB Holdings LLC, 6.625%, 5/1/28(1)	125,000	129,714
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	2,600,000	2,739,750
Booz Allen Hamilton, Inc., 4.00%, 7/1/29(1)	225,000	230,344
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	1,225,000	1,281,840
Endure Digital, Inc., 6.00%, 2/15/29(1)	1,200,000	1,189,686
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	2,125,000	1,402,500
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	750,000	773,070
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	1,375,000	1,500,359
Square, Inc., 3.50%, 6/1/31(1)	450,000	454,500
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	1,925,000	1,957,494
Twilio, Inc., 3.875%, 3/15/31	575,000	590,812
Vericast Corp., 8.375%, 8/15/22(1)	1,375,000	1,404,363
		13,654,432
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	925,000	923,844
Mattel, Inc., 6.75%, 12/31/25(1)	120,000	126,114
Mattel, Inc., 3.375%, 4/1/26(1)	600,000	623,256
Mattel, Inc., 3.75%, 4/1/29(1)	600,000	624,849
Mattel, Inc., 6.20%, 10/1/40	100,000	123,785
Mattel, Inc., 5.45%, 11/1/41	325,000	375,744
		2,797,592
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	500,000	507,585
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	520,840
Syneos Health, Inc., 3.625%, 1/15/29(1)	500,000	495,625
		1,524,050
Machinery — 1.1%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	225,000	223,218
EnPro Industries, Inc., 5.75%, 10/15/26	625,000	661,569
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	425,000	437,620
Granite US Holdings Corp., 11.00%, 10/1/27(1)	700,000	783,206
Hillenbrand, Inc., 3.75%, 3/1/31	1,000,000	996,545
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	875,000	952,682
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	475,000	499,683
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	375,000	408,291
Navistar International Corp., 6.625%, 11/1/25(1)	1,075,000	1,110,615
Terex Corp., 5.00%, 5/15/29(1)	1,675,000	1,748,281
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	1,300,000	1,350,804
Titan International, Inc., 7.00%, 4/30/28(1)	725,000	759,488
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	600,000	633,000
TriMas Corp., 4.125%, 4/15/29(1)	1,050,000	1,065,624
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)	600,000	652,314
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,700,000	1,778,455
		14,061,395
Media — 6.1%
Altice Financing SA, 5.00%, 1/15/28(1)	1,450,000	1,425,328

AMC Networks, Inc., 4.25%, 2/15/29	1,175,000	1,186,750
Audacy Capital Corp., 6.75%, 3/31/29(1)	575,000	598,006
Cable One, Inc., 4.00%, 11/15/30(1)	575,000	577,875
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	379,031
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	350,000	364,862
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,675,000	1,708,500
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	4,300,000	4,470,774
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	2,525,000	2,586,888
Clear Channel International BV, 6.625%, 8/1/25(1)	1,000,000	1,054,340
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,425,000	2,543,352
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	900,000	932,928
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	2,125,000	2,184,043
CSC Holdings LLC, 5.875%, 9/15/22	300,000	315,761
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,350,000	1,496,961
CSC Holdings LLC, 5.75%, 1/15/30(1)	5,325,000	5,538,000
CSC Holdings LLC, 4.125%, 12/1/30(1)	800,000	797,428
CSC Holdings LLC, 4.625%, 12/1/30(1)	950,000	933,242
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,400,000	2,417,736
CSC Holdings LLC, 5.00%, 11/15/31(1)	1,000,000	1,006,150
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,750,000	2,433,000
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,485,000	731,363
DISH DBS Corp., 5.875%, 11/15/24	575,000	618,125
DISH DBS Corp., 7.375%, 7/1/28	1,500,000	1,616,070
DISH DBS Corp., 5.125%, 6/1/29(1)	1,250,000	1,235,850
GCI LLC, 4.75%, 10/15/28(1)	975,000	999,862
Gray Television, Inc., 4.75%, 10/15/30(1)	1,775,000	1,771,059
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	1,300,000	1,361,620
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	399,000	411,882
Lamar Media Corp., 3.75%, 2/15/28	375,000	382,114
Lamar Media Corp., 4.00%, 2/15/30	750,000	761,108
Lamar Media Corp., 3.625%, 1/15/31(1)	75,000	73,463
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	800,000	864,356
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,025,000	1,079,807
News Corp., 3.875%, 5/15/29(1)	2,350,000	2,376,437
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	1,350,000	1,432,687
Nexstar Broadcasting, Inc., 4.75%, 11/1/28(1)	800,000	823,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,325,000	1,373,859
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	500,000	504,125
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	150,000	152,550
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,052,005
Salem Media Group, Inc., 6.75%, 6/1/24(1)	450,000	438,750
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	198,702
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	350,000	349,333
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	525,000	544,304
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	875,000	906,500
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	750,000	754,313
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	975,000	995,494
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,225,000	1,205,094
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	925,000	951,543
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	825,000	900,034
Spanish Broadcasting System, Inc., 9.75%, 3/1/26(1)	325,000	329,310
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)(8)	200,000	203,588
TEGNA, Inc., 4.625%, 3/15/28	2,325,000	2,415,094
TEGNA, Inc., 5.00%, 9/15/29	500,000	524,595
Townsquare Media, Inc., 6.875%, 2/1/26(1)	625,000	669,531

Univision Communications, Inc., 5.125%, 2/15/25(1)	1,050,000	1,074,418
Univision Communications, Inc., 9.50%, 5/1/25(1)	600,000	663,549
Univision Communications, Inc., 6.625%, 6/1/27(1)	1,050,000	1,139,040
Univision Communications, Inc., 4.50%, 5/1/29(1)	900,000	908,829
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	2,800,000	2,809,940
UPC Holding BV, 5.50%, 1/15/28(1)	800,000	840,868
Videotron Ltd., 5.375%, 6/15/24(1)	275,000	301,946
Virgin Media Finance plc, 5.00%, 7/15/30(1)	1,000,000	1,011,620
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	215,250
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	400,000	409,442
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	975,000	1,022,487
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	205,099
Ziggo BV, 5.50%, 1/15/27(1)	698,000	727,002
		77,287,972
Metals and Mining — 3.5%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,800,000	1,971,990
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	417,774
Allegheny Technologies, Inc., 5.875%, 12/1/27	775,000	814,556
ArcelorMittal SA, 7.25%, 10/15/39	650,000	919,260
Arconic Corp., 6.00%, 5/15/25(1)	975,000	1,040,384
Arconic Corp., 6.125%, 2/15/28(1)	250,000	268,929
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	775,000	822,469
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,150,000	1,270,537
Carpenter Technology Corp., 6.375%, 7/15/28	1,175,000	1,290,527
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	314,000	368,404
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	450,000	486,000
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,275,000	1,341,937
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	925,000	974,506
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	900,000	946,161
Coeur Mining, Inc., 5.125%, 2/15/29(1)	700,000	695,331
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	400,000	430,500
Constellium SE, 5.625%, 6/15/28(1)	525,000	565,034
Constellium SE, 3.75%, 4/15/29(1)	1,775,000	1,759,504
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	295,000	301,086
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	5,450,000	5,575,268
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,000,000	1,040,135
Freeport-McMoRan, Inc., 5.00%, 9/1/27	925,000	979,681
Freeport-McMoRan, Inc., 4.125%, 3/1/28	799,000	834,955
Freeport-McMoRan, Inc., 4.375%, 8/1/28	850,000	898,875
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,625,000	1,742,812
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,000,000	1,096,365
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,025,000	2,477,911
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	153,899
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	625,000	628,125
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	575,000	613,094
IAMGOLD Corp., 5.75%, 10/15/28(1)	650,000	677,040
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	175,000	181,023
Mineral Resources Ltd., 8.125%, 5/1/27(1)	975,000	1,074,538
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	425,000	382,368
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	400,000	520
Novelis Corp., 5.875%, 9/30/26(1)	1,265,000	1,317,503
Novelis Corp., 4.75%, 1/30/30(1)	625,000	657,031
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,075,000	1,097,640
Petra Diamonds US Treasury plc, 10.50% PIK, 3/8/26(1)	100,000	98,250
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	2,025,000	2,169,109

Taseko Mines Ltd., 7.00%, 2/15/26(1)	425,000	443,594
TMS International Corp., 6.25%, 4/15/29(1)	1,100,000	1,156,375
United States Steel Corp., 6.875%, 3/1/29	2,375,000	2,544,219
		44,525,219
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,376,000	1,386,953
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	575,000	576,078
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	450,000	450,563
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)(8)	700,000	706,125
		3,119,719
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	1,250,000	1,345,888
Macy's Retail Holdings LLC, 5.125%, 1/15/42	1,200,000	1,111,650
		2,457,538
Oil, Gas and Consumable Fuels — 14.1%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,409,167
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,450,000	1,625,305
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,100,000	1,147,350
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	275,000	289,762
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	675,000	704,535
Antero Resources Corp., 7.625%, 2/1/29(1)	975,000	1,083,518
Antero Resources Corp., 5.375%, 3/1/30(1)	800,000	817,504
Apache Corp., 4.25%, 1/15/30	975,000	1,029,980
Apache Corp., 5.10%, 9/1/40	1,900,000	1,992,625
Apache Corp., 4.75%, 4/15/43	825,000	859,572
Apache Corp., 7.375%, 8/15/47	350,000	420,126
Apache Corp., 5.35%, 7/1/49	925,000	974,821
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	325,000	341,128
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	1,155,000	1,600,674
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	775,000	854,050
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	925,000	926,156
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,150,000	1,247,750
Callon Petroleum Co., 6.25%, 4/15/23	525,000	525,937
Callon Petroleum Co., 6.125%, 10/1/24	1,575,000	1,558,368
Callon Petroleum Co., 8.25%, 7/15/25	50,000	49,916
Callon Petroleum Co., 8.00%, 8/1/28(1)(8)	1,775,000	1,797,187
Cenovus Energy, Inc., 3.00%, 8/15/22	775,000	790,958
Cenovus Energy, Inc., 5.375%, 7/15/25	475,000	543,740
Cenovus Energy, Inc., 5.25%, 6/15/37	300,000	359,570
Cenovus Energy, Inc., 6.75%, 11/15/39	400,000	544,325
Cenovus Energy, Inc., 5.40%, 6/15/47	500,000	620,055
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	1,025,000	1,007,473
Chaparral Energy, Inc., 9.00%, 2/14/25	180,793	181,353
Cheniere Energy Partners LP, 4.00%, 3/1/31(1)	2,325,000	2,432,531
Cheniere Energy, Inc., 4.625%, 10/15/28(1)	725,000	765,781
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,550,000	2,604,187
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	975,000	1,017,237
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	2,225,000	2,322,522
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	1,804,000	1,894,651
CNX Resources Corp., 7.25%, 3/14/27(1)	1,650,000	1,770,400
CNX Resources Corp., 6.00%, 1/15/29(1)	1,450,000	1,569,792
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	725,000	753,094
Comstock Resources, Inc., 7.50%, 5/15/25(1)	292,000	303,753
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,400,000	1,493,072
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,575,000	1,608,469

Continental Resources, Inc., 4.50%, 4/15/23	196,000	204,507
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	3,750,000	3,912,150
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	1,725,000	1,809,094
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,450,000	1,504,875
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	750,000	788,704
DCP Midstream Operating LP, 5.375%, 7/15/25	1,000,000	1,114,950
DCP Midstream Operating LP, 5.625%, 7/15/27	400,000	456,124
DCP Midstream Operating LP, 5.125%, 5/15/29	1,875,000	2,074,575
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	525,000	541,446
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,250,000	1,320,450
Devon Energy Corp., 5.875%, 6/15/28(1)	650,000	723,887
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	325,000	338,684
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	925,000	987,595
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	475,000	487,452
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	550,000	564,213
EnLink Midstream LLC, 5.625%, 1/15/28(1)	150,000	158,917
EnLink Midstream LLC, 5.375%, 6/1/29	1,550,000	1,619,649
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	342,015
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,750,000	1,816,649
EnLink Midstream Partners LP, 5.60%, 4/1/44	375,000	340,986
EnLink Midstream Partners LP, 5.05%, 4/1/45	425,000	366,395
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,300,000	1,159,217
EQM Midstream Partners LP, 4.75%, 7/15/23	1,980,000	2,069,377
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	205,750
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	800,000	871,860
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	419,220
EQM Midstream Partners LP, 5.50%, 7/15/28	875,000	947,258
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	825,000	840,401
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	825,000	851,144
EQM Midstream Partners LP, 6.50%, 7/15/48	800,000	857,700
EQT Corp., 7.625%, 2/1/25	450,000	525,506
EQT Corp., 3.125%, 5/15/26(1)	650,000	666,968
EQT Corp., 3.90%, 10/1/27	1,525,000	1,635,562
EQT Corp., 5.00%, 1/15/29	300,000	334,905
EQT Corp., 8.50%, 2/1/30	1,629,000	2,124,623
EQT Corp., 3.625%, 5/15/31(1)	300,000	313,518
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	350,000	354,205
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	425,000	447,047
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	1,375,000	1,422,850
Gulfport Energy Operating Corp., 8.00%, 5/17/26(1)	1,358,509	1,452,857
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,850,000	2,012,800
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	2,106,000	2,199,190
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,875,000	1,969,247
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	900,000	958,730
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	675,000	704,636
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,025,000	1,087,781
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	875,000	896,438
Indigo Natural Resources LLC, 5.375%, 2/1/29(1)	900,000	941,661
ITT Holdings LLC, 6.50%, 8/1/29(1)(8)	1,150,000	1,173,000
Laredo Petroleum, Inc., 9.50%, 1/15/25	1,825,000	1,925,302
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,250,000	1,293,250
Matador Resources Co., 5.875%, 9/15/26	1,700,000	1,753,295
MEG Energy Corp., 7.125%, 2/1/27(1)	2,275,000	2,429,768
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,275,000	1,187,350
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	125,000	124,055

Murphy Oil Corp., 6.875%, 8/15/24	1,100,000	1,128,061
Murphy Oil Corp., 5.75%, 8/15/25	635,000	652,463
Murphy Oil Corp., 5.875%, 12/1/27	575,000	600,947
Murphy Oil Corp., 6.375%, 7/15/28	1,575,000	1,662,727
Murphy Oil Corp., 7.05%, 5/1/29	350,000	390,019
Murphy Oil Corp., 6.375%, 12/1/42	750,000	744,514
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	4,545,734	23,183
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	700,000	716,135
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	2,050,000	2,155,062
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	1,800,000	1,941,876
NuStar Logistics LP, 5.75%, 10/1/25	350,000	381,682
NuStar Logistics LP, 6.00%, 6/1/26	350,000	380,450
NuStar Logistics LP, 6.375%, 10/1/30	175,000	193,838
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	525,000	548,090
Occidental Petroleum Corp., 6.95%, 7/1/24	595,000	672,329
Occidental Petroleum Corp., 3.50%, 6/15/25	325,000	332,719
Occidental Petroleum Corp., 8.00%, 7/15/25	450,000	539,451
Occidental Petroleum Corp., 5.875%, 9/1/25	425,000	473,354
Occidental Petroleum Corp., 5.50%, 12/1/25	1,025,000	1,135,849
Occidental Petroleum Corp., 5.55%, 3/15/26	2,250,000	2,492,629
Occidental Petroleum Corp., 3.40%, 4/15/26	500,000	512,653
Occidental Petroleum Corp., 3.20%, 8/15/26	600,000	606,225
Occidental Petroleum Corp., 8.50%, 7/15/27	800,000	1,010,124
Occidental Petroleum Corp., 7.125%, 10/15/27	325,000	363,916
Occidental Petroleum Corp., 6.375%, 9/1/28	300,000	350,673
Occidental Petroleum Corp., 8.875%, 7/15/30	1,400,000	1,874,173
Occidental Petroleum Corp., 6.125%, 1/1/31	1,325,000	1,560,558
Occidental Petroleum Corp., 7.50%, 5/1/31	2,965,000	3,739,725
Occidental Petroleum Corp., 7.875%, 9/15/31	1,050,000	1,352,389
Occidental Petroleum Corp., 6.45%, 9/15/36	2,600,000	3,111,966
Occidental Petroleum Corp., 7.95%, 6/15/39	310,000	398,118
Occidental Petroleum Corp., 6.20%, 3/15/40	1,775,000	2,010,826
Occidental Petroleum Corp., 6.60%, 3/15/46	1,400,000	1,667,064
Ovintiv, Inc., 8.125%, 9/15/30	900,000	1,227,791
Ovintiv, Inc., 6.625%, 8/15/37	250,000	334,627
Parkland Corp., 5.875%, 7/15/27(1)	750,000	801,889
Parkland Corp., 4.50%, 10/1/29(1)	2,425,000	2,471,354
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	600,000	605,217
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	275,000	209,363
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	800,000	549,032
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,650,000	1,623,187
PDC Energy, Inc., 6.125%, 9/15/24	325,000	333,406
Range Resources Corp., 5.00%, 3/15/23	187,000	194,028
Range Resources Corp., 9.25%, 2/1/26	850,000	938,613
Range Resources Corp., 8.25%, 1/15/29(1)	1,475,000	1,664,928
Renewable Energy Group, Inc., 5.875%, 6/1/28(1)	525,000	552,085
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	350,000	356,969
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	425,000	438,908
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	150,000	150,287
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	150,000	166,592
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	825,000	873,568
SM Energy Co., 5.00%, 1/15/24	400,000	401,008
SM Energy Co., 5.625%, 6/1/25	1,125,000	1,115,156
SM Energy Co., 6.75%, 9/15/26	375,000	382,031
SM Energy Co., 6.625%, 1/15/27	775,000	797,863

SM Energy Co., 6.50%, 7/15/28	900,000	925,875
Southwestern Energy Co., 6.45%, 1/23/25	1,992,000	2,209,257
Southwestern Energy Co., 8.375%, 9/15/28	425,000	480,824
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,475,000	1,463,362
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	313,000	288,394
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	225,000	232,616
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	775,000	813,072
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29(1)	500,000	510,260
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	575,000	631,534
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	900,000	938,079
Talos Production, Inc., 12.00%, 1/15/26	1,200,000	1,282,074
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,800,000	1,895,517
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	825,000	871,406
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	525,000	592,531
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	550,000	605,561
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31(1)	1,400,000	1,517,411
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32(1)	1,350,000	1,390,500
Teine Energy Ltd., 6.875%, 4/15/29(1)	850,000	875,351
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	550,000	564,743
Western Midstream Operating LP, 4.00%, 7/1/22	60,000	61,052
Western Midstream Operating LP, 4.65%, 7/1/26	125,000	133,808
Western Midstream Operating LP, 4.50%, 3/1/28	825,000	883,827
Western Midstream Operating LP, 4.75%, 8/15/28	450,000	487,595
Western Midstream Operating LP, 5.30%, 2/1/30	1,075,000	1,207,085
Western Midstream Operating LP, 5.45%, 4/1/44	650,000	703,511
Western Midstream Operating LP, 5.30%, 3/1/48	1,460,000	1,560,908
Western Midstream Operating LP, 5.50%, 8/15/48	375,000	409,733
Western Midstream Operating LP, 6.50%, 2/1/50	275,000	319,172
		179,234,930
Paper and Forest Products — 0.1%
Mercer International, Inc., 5.125%, 2/1/29(1)	1,000,000	1,030,250
SpA Holdings 3 Oy, 4.875%, 2/4/28(1)	400,000	404,380
		1,434,630
Personal Products — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	975,000	1,035,450
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	1,225,000	1,238,983
		2,274,433
Pharmaceuticals — 2.7%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	1,200,000	1,307,268
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	7,080,000	7,265,850
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,825,000	3,032,779
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	975,000	1,007,136
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	1,150,000	1,073,835
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	375,000	371,363
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	400,000	409,882
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	325,000	302,656
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(1)	400,000	410,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,620,000	1,654,449
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	2,831,000	1,912,765
Endo Finance LLC, 5.75%, 1/15/22(1)	450,000	415,688
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	1,000,000	981,250
Jazz Securities DAC, 4.375%, 1/15/29(1)	900,000	934,245
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(2)(3)	4,540,000	3,186,285
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	270,000	190,123
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(3)	1,250,000	1,398,456

Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	250,000	255,263
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	1,200,000	1,237,740
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,050,000	1,106,364
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,258,000	2,311,436
Prestige Brands, Inc., 5.125%, 1/15/28(1)	525,000	554,600
Prestige Brands, Inc., 3.75%, 4/1/31(1)	650,000	627,981
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	1,200,000	1,324,590
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	1,425,000	1,250,437
		34,522,941
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,125,000	1,137,038
ASGN, Inc., 4.625%, 5/15/28(1)	1,075,000	1,128,927
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	420,000	446,668
Science Applications International Corp., 4.875%, 4/1/28(1)	1,150,000	1,210,174
		3,922,807
Real Estate Management and Development — 0.9%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	500,000	540,553
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	450,000	476,487
Forestar Group, Inc., 3.85%, 5/15/26(1)	950,000	959,785
Forestar Group, Inc., 5.00%, 3/1/28(1)	450,000	466,650
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	900,000	928,179
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,225,000	1,302,947
Howard Hughes Corp. (The), 4.125%, 2/1/29(1)	950,000	953,007
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	625,000	623,987
Newmark Group, Inc., 6.125%, 11/15/23	650,000	716,260
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	104,175
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	800,000	868,768
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	975,000	1,084,614
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,360,000	2,470,424
		11,495,836
Road and Rail — 1.2%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,998,000	2,717,417
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	199,000	201,861
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,650,000	1,693,148
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	825,000	860,207
DAE Funding LLC, 5.25%, 11/15/21(1)	350,000	353,049
DAE Funding LLC, 4.50%, 8/1/22(1)	425,000	426,906
DAE Funding LLC, 5.00%, 8/1/24(1)	1,275,000	1,312,593
Hertz Corp. (The), 6.25%, 10/15/22(2)(3)	650,000	655,681
Hertz Corp. (The), 5.50%, 10/15/24(1)(2)(3)	725,000	731,637
Hertz Corp. (The), 6.00%, 1/15/28(1)(2)(3)	1,075,000	1,157,780
Modulaire Global Finance plc, 8.00%, 2/15/23(1)	800,000	824,404
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	950,000	992,750
Uber Technologies, Inc., 7.50%, 5/15/25(1)	1,175,000	1,269,564
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,025,000	1,107,369
Uber Technologies, Inc., 7.50%, 9/15/27(1)	625,000	687,691
Uber Technologies, Inc., 6.25%, 1/15/28(1)	800,000	862,568
		15,854,625
Semiconductors and Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	425,000	459,319
ams AG, 7.00%, 7/31/25(1)	2,000,000	2,161,650
ON Semiconductor Corp., 3.875%, 9/1/28(1)	775,000	799,478
Qorvo, Inc., 4.375%, 10/15/29	525,000	573,006
Synaptics, Inc., 4.00%, 6/15/29(1)	950,000	955,938
		4,949,391

Software — 1.5%
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	255,810
Ascend Learning LLC, 6.875%, 8/1/25(1)	350,000	356,241
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	425,000	455,893
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	500,000	529,585
Camelot Finance SA, 4.50%, 11/1/26(1)	1,375,000	1,443,172
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,850,000	1,936,857
Clarivate Science Holdings Corp., 3.875%, 6/30/28(1)	675,000	681,993
Clarivate Science Holdings Corp., 4.875%, 6/30/29(1)	1,075,000	1,104,563
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	425,000	425,935
Elastic NV, 4.125%, 7/15/29(1)(8)	700,000	701,540
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	800,000	785,504
J2 Global, Inc., 4.625%, 10/15/30(1)	2,050,000	2,124,927
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,875,000	1,944,469
MicroStrategy, Inc., 6.125%, 6/15/28(1)	700,000	700,875
Open Text Corp., 5.875%, 6/1/26(1)	225,000	233,377
Open Text Corp., 3.875%, 2/15/28(1)	875,000	888,825
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,000,000	1,021,050
Rocket Software, Inc., 6.50%, 2/15/29(1)	775,000	770,087
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,220,000	1,295,793
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,350,000	1,409,440
		19,065,936
Specialty Retail — 3.0%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	625,000	693,719
Ambience Merger Sub, Inc., 4.875%, 7/15/28(1)(8)	225,000	226,125
Ambience Merger Sub, Inc., 7.125%, 7/15/29(1)(8)	650,000	658,125
Asbury Automotive Group, Inc., 4.50%, 3/1/28	425,000	437,538
Asbury Automotive Group, Inc., 4.75%, 3/1/30	225,000	235,519
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(4)	650,000	667,137
eG Global Finance plc, 6.75%, 2/7/25(1)	1,175,000	1,216,430
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	636,657
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	1,425,000	1,414,469
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,175,000	2,150,531
Gap, Inc. (The), 8.375%, 5/15/23(1)	75,000	84,596
Gap, Inc. (The), 8.625%, 5/15/25(1)	700,000	768,814
GYP Holdings III Corp., 4.625%, 5/1/29(1)	275,000	276,832
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	450,000	460,690
L Brands, Inc., 9.375%, 7/1/25(1)	350,000	453,315
L Brands, Inc., 5.25%, 2/1/28	50,000	56,012
L Brands, Inc., 7.50%, 6/15/29	793,000	934,840
L Brands, Inc., 6.625%, 10/1/30(1)	1,150,000	1,332,562
L Brands, Inc., 6.875%, 11/1/35	605,000	766,838
L Brands, Inc., 6.75%, 7/1/36	3,000,000	3,763,500
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,050,000	1,059,397
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	51,620
Lithia Motors, Inc., 4.625%, 12/15/27(1)	825,000	875,160
Lithia Motors, Inc., 3.875%, 6/1/29(1)	900,000	934,020
Lithia Motors, Inc., 4.375%, 1/15/31(1)	325,000	348,561
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	1,325,000	1,375,814
Magic Mergeco, Inc., 5.25%, 5/1/28(1)	800,000	821,744
Magic Mergeco, Inc., 7.875%, 5/1/29(1)	1,700,000	1,755,250
Murphy Oil USA, Inc., 5.625%, 5/1/27	100,000	105,836
Murphy Oil USA, Inc., 4.75%, 9/15/29	375,000	395,057
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	225,000	222,705
Party City Holdings, Inc., 8.75%, 2/15/26(1)	725,000	774,844

PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,025,000	1,066,000
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,075,000	1,186,531
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	700,000	753,025
Sonic Automotive, Inc., 6.125%, 3/15/27	1,175,000	1,231,118
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	550,000	577,500
Staples, Inc., 7.50%, 4/15/26(1)	2,150,000	2,229,550
Staples, Inc., 10.75%, 4/15/27(1)	1,950,000	1,988,171
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	675,000	691,875
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	950,000	979,744
Victoria's Secret & Co., 4.625%, 7/15/29(1)(8)	550,000	550,880
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,375,000	1,473,498
		38,682,149
Technology Hardware, Storage and Peripherals — 1.1%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	2,132,000	2,191,867
Diebold Nixdorf, Inc., 8.50%, 4/15/24	1,050,000	1,076,250
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	550,000	611,564
Everi Payments, Inc., 7.50%, 12/15/25(1)	987,000	1,025,809
NCR Corp., 8.125%, 4/15/25(1)	300,000	328,650
NCR Corp., 5.75%, 9/1/27(1)	1,975,000	2,093,747
NCR Corp., 5.00%, 10/1/28(1)	775,000	802,559
NCR Corp., 5.125%, 4/15/29(1)	2,350,000	2,426,375
NCR Corp., 6.125%, 9/1/29(1)	1,475,000	1,609,830
NCR Corp., 5.25%, 10/1/30(1)	450,000	467,451
Xerox Holdings Corp., 5.00%, 8/15/25(1)	950,000	1,004,026
Xerox Holdings Corp., 5.50%, 8/15/28(1)	750,000	780,300
		14,418,428
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	750,000	724,688
Thrifts and Mortgage Finance — 1.2%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,150,000	1,270,761
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	1,325,000	1,381,041
Freedom Mortgage Corp., 6.625%, 1/15/27(1)(8)	1,400,000	1,411,718
MGIC Investment Corp., 5.75%, 8/15/23	250,000	270,375
MGIC Investment Corp., 5.25%, 8/15/28	1,300,000	1,379,625
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	975,000	1,012,323
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	975,000	984,877
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,525,000	1,520,425
NMI Holdings, Inc., 7.375%, 6/1/25(1)	775,000	890,607
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,300,000	1,254,279
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	425,000	432,034
Radian Group, Inc., 4.50%, 10/1/24	675,000	723,789
Radian Group, Inc., 4.875%, 3/15/27	829,000	904,008
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,625,000	1,626,844
		15,062,706
Trading Companies and Distributors — 0.6%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	475,000	488,386
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	375,000	394,091
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	925,000	923,881
Fly Leasing Ltd., 5.25%, 10/15/24	800,000	808,812
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,025,000	1,066,005
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,025,000	1,187,216
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	475,000	495,188
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	775,000	768,319
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	1,025,000	1,009,881
		7,141,779

Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	800,000	849,000
Wireless Telecommunication Services — 1.1%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	732,801	617,019
Digicel Group Holdings Ltd., 8.00% Cash plus 2.00% PIK, 4/1/24	3,344,486	3,230,941
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	145,300	151,858
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 6.00% Cash plus 7.00% PIK, 12/31/25(1)	79,725	80,249
Sprint Communications, Inc., 6.00%, 11/15/22	200,000	212,000
Sprint Corp., 7.25%, 9/15/21	600,000	610,119
Sprint Corp., 7.875%, 9/15/23	2,715,000	3,087,840
Sprint Corp., 7.125%, 6/15/24	200,000	231,000
Sprint Corp., 7.625%, 3/1/26	325,000	397,355
T-Mobile USA, Inc., 2.625%, 2/15/29	1,200,000	1,186,500
T-Mobile USA, Inc., 3.50%, 4/15/31	50,000	51,790
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,750,000	1,721,602
Vmed O2 UK Financing I plc, 4.75%, 7/15/31(1)(8)	400,000	407,000
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,200,000	1,454,985
		13,440,258
TOTAL CORPORATE BONDS (Cost $1,133,635,409)		1,194,708,568
PREFERRED STOCKS — 1.7%
Banks — 0.9%
Bank of America Corp., 5.125%	725,000	772,578
Bank of America Corp., 5.875%	50,000	57,291
Bank of America Corp., 6.25%	625,000	691,797
Barclays plc, 6.125%	400,000	443,748
Barclays plc, 7.75%	400,000	440,500
Barclays plc, 8.00%	820,000	933,263
Citigroup, Inc., 4.00%	700,000	725,375
Citigroup, Inc., 4.70%	1,175,000	1,214,627
Citigroup, Inc., 5.90%	925,000	978,631
Citigroup, Inc., 5.95%	50,000	52,599
Citigroup, Inc., 6.25%	950,000	1,112,421
JPMorgan Chase & Co., 3.66%	775,000	777,906
JPMorgan Chase & Co., 4.60%	700,000	726,285
JPMorgan Chase & Co., 6.125%	625,000	677,500
JPMorgan Chase & Co., Series R, 6.00%	75,000	79,781
Natwest Group plc, 8.00%	600,000	711,498
Natwest Group plc, 8.625%	1,000,000	1,009,545
		11,405,345
Capital Markets — 0.3%
Credit Suisse Group AG, 5.10%(1)	400,000	413,500
Credit Suisse Group AG, 6.25%(1)	1,040,000	1,141,285
Deutsche Bank AG, 6.00%	400,000	424,500
Goldman Sachs Group, Inc. (The), 4.95%	1,275,000	1,365,984
		3,345,269
Consumer Finance†
Ally Financial, Inc., 4.70%	250,000	259,550
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.25%	1,225,000	1,084,125
Energy Transfer LP, 6.625%	495,000	486,337
Global Partners LP, 9.50%	33,282	910,263
Gulfport Energy Operating Corp., 10.00% Cash or 15.00% PIK(4)	66	309,574
Plains All American Pipeline LP, 6.125%	3,850,000	3,409,945

Summit Midstream Partners LP, 9.50%(2)	600,000	476,250
		6,676,494
TOTAL PREFERRED STOCKS (Cost $20,458,665)		21,686,658
BANK LOAN OBLIGATIONS(9) — 1.0%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 4.50%, (3-month LIBOR plus 3.75%), 4/21/28	698,250	708,385
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/30/26	203,306	201,845
Building Products†
Hardwood Holdings, Term Loan, 7.68%, (3-month LIBOR plus 7.50%), 8/1/21	101,681	97,106
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 2.60%, (1-month LIBOR plus 2.50%), 5/7/25	920,204	894,130
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 4/3/24	122,003	119,286
Diversified Consumer Services†
WW International, Inc., 2021 Term Loan B, 4.00%, (1-month LIBOR plus 3.50%), 4/13/28	325,000	326,354
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 4.25%, (1-month LIBOR plus 3.50%), 10/2/27	1,050,000	1,053,365
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 6/3/27	1,039,589	1,062,330
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	181,508	170,617
		1,232,947
Entertainment†
Allen Media, LLC, 2020 Term Loan B, 5.65%, (3-month LIBOR plus 5.50%), 2/10/27	538,956	540,220
Hotels, Restaurants and Leisure — 0.2%
Boyd Gaming Corporation, Term Loan B3, 2.34%, (1-week LIBOR plus 2.25%), 9/15/23	168,413	168,430
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.50% Cash plus 3.00% PIK, 12/1/23	873,883	871,152
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%), 10/4/23	786,830	781,987
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	125,000	140,000
UFC Holdings, LLC, 2021 Term Loan B, 3.75%, (6-month LIBOR plus 3.00%), 4/29/26	771,410	771,410
		2,732,979
Insurance†
Asurion LLC, 2018 Term Loan B6, 3.10%, (1-month LIBOR plus 3.00%), 11/3/23	47,367	47,175
Hub International Limited, 2018 Term Loan B, 2.93%, (3-month LIBOR plus 2.75%), 4/25/25	263,263	260,654
		307,829
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (1-month LIBOR plus 4.25%, 3-month LIBOR plus 4.25%), 6/7/23	1,150,773	1,154,064
Diamond Sports Group, LLC, Term Loan, 3.36%, (1-month LIBOR plus 3.25%), 8/24/26	442,125	269,699
		1,423,763
Oil, Gas and Consumable Fuels — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	1,486,000	1,645,745
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	908,813	905,404
		2,551,149
Road and Rail†
PODS, LLC, 2021 Term Loan B, 3.75%, (1-month LIBOR plus 3.00%), 3/31/28	99,750	99,660
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 5.18%, (3-month LIBOR plus 5.00%), 4/16/26	757,329	739,346
TOTAL BANK LOAN OBLIGATIONS (Cost $12,912,856)		13,028,364
COMMON STOCKS — 0.9%
Building Products†
Hardwood Holdings, Inc.(2)	1,310	35,043
Chemicals — 0.1%
Hexion Holdings Corp., Class B(2)	69,388	1,248,984

Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(2)	120,259	3,174,838
Energy Equipment and Services — 0.2%
Diamond Offshore Drilling, Inc.(2)	52,357	332,467
FTS International, Inc., Class A(2)	37,855	1,070,918
Noble Corp.(2)	1,111	27,475
Parker Drilling Co.(2)	10,567	57,062
Superior Energy Services(2)	25,016	994,386
		2,482,308
Metals and Mining†
Petra Diamonds Ltd. (Acquired 1/4/21, Cost $55,637)(2)(10)	2,704,982	55,004
Oil, Gas and Consumable Fuels — 0.3%
Bruin Blocker LLC (Acquired 7/23/18 - 4/11/19, Cost $241,445)(2)(10)	14,115	12,139
California Resources Corp.(2)	45,261	1,364,166
Chaparral Energy, Inc.(2)	8,785	377,755
Gulfport Energy Operating Corp.(2)	20,971	1,356,824
Summit Midstream Partners LP(2)	18,000	546,840
		3,657,724
TOTAL COMMON STOCKS (Cost $12,321,724)		10,653,901
CONVERTIBLE BONDS†
Banks†
Barclays Bank plc, 7.625%, 11/21/22	215,000	234,575
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(5)	100,787	78,372
TOTAL CONVERTIBLE BONDS (Cost $236,663)		312,947
WARRANTS†
Oil, Gas and Consumable Fuels†
Denbury, Inc.(2) (Cost $—)	5,645	261,928
ESCROW INTERESTS(11)†
Electric Utilities†
GenOn Energy(2)	425,000	—
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(2)	450,000	6,750
Gulfport Energy Operating Corp.(2)	620,000	29,450
Gulfport Energy Operating Corp.(2)	760,000	36,100
Gulfport Energy Operating Corp.(2)	525,000	24,937
Sanchez Energy Corp.(2)	3,515,000	87,875
Sanchez Energy Corp.(2)	1,700,000	42,500
		227,612
TOTAL ESCROW INTERESTS (Cost $4,854,260)		227,612
TEMPORARY CASH INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $20,211,910)	20,211,910	20,211,910
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $1,204,631,487)		1,261,091,888
OTHER ASSETS AND LIABILITIES — 0.8%		10,240,900
TOTAL NET ASSETS — 100.0%		$1,271,332,788

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $872,979,858, which represented 68.7% of total net assets.
(2)Non-income producing.
(3)Security is in default.
(4)The security's rate was paid in cash at the last payment date.
(5)Perpetual maturity with no stated maturity date.
(6)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(7)Maturity is in default.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(10)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $67,143, which represented less than 0.05% of total net assets.
(11)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,194,708,568	—
Preferred Stocks	910,263	20,776,395	—
Bank Loan Obligations	—	13,028,364	—
Common Stocks	10,598,897	55,004	—
Convertible Bonds	—	312,947	—
Warrants	261,928	—	—
Escrow Interests	—	227,612	—
Temporary Cash Investments	20,211,910	—	—
	31,982,998	1,229,108,890	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.